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         As filed with the Securities and Exchange Commission on August 17, 2009

                                            1933 Act Registration No. 333-146507

                                             1940 Act Registration No. 811-08557

                                                              CIK No. 0001048607

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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 11

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 111

             Lincoln Life Flexible Premium Variable Life Account M

                           (Exact Name of Registrant)

                            Lincoln AssetEdgeSM VUL

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                           (Exact Name of Depositor)

                           1300 South Clinton Street

                           Fort Wayne, Indiana 46802

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire

                  The Lincoln National Life Insurance Company

                           1300 South Clinton Street

                            Ft. Wayne, Indiana 46802

                    (Name and Address of Agent for Service)

                                    Copy To:

                                John L. Reizian

                  The Lincoln National Life Insurance Company

                               350 Church Street

                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:

  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration

                 Statement has been registered pursuant to

Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the

Registrant for the fiscal year ending

December 31, 2008 was filed March 13, 2009.

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b)

/ / on August 14, 2009 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/x/ on August 31, 2009 pursuant to paragraph (a)(1) of Rule 485.

/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be August

28, 2009.

The Prospectus and Statement of Additional Information, including the consolidated financials statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account M, as submitted with Post-Effective Amendment No. 6 to Registration Statement on Form N-6 filed on April 1, 2009 (File No. 333-146507), are incorporated herein by reference.

The Lincoln National Life Insurance Company:

Lincoln Life Flexible Premium Variable Life Account M

Supplement Dated August 17, 2009

To the Product Prospectuses dated May 1, 2009 and

Supplement Dated August 14, 2009 for:

Lincoln AssetEdgeSM VUL

This Supplement outlines changes to the prospectus for Lincoln AssetEdgeSM VUL and Supplement dated August 14, 2009.  The changes described below will be applicable only to policies issued on or after                           , 2009, subject to state availability.  These changes apply only to new purchasers of the policy and not to current owners.  The changes are not optional.

Overview of the changes:

A.  In the prospectus, under “Policy Summary”, the provision with respect to Charges and Fees:

1.     The Maximum Charge shown in the Surrender Charge section of “Table I: Transaction Fees” has been changed.  It has been reduced from “$56.21 per $1000 of specified amount” to “$55.05 per $1000 of specified amount.”

2.     The Surrender Charges shown for a Representative Insured (male and female), shown in the Surrender Charge section of “Table I: Transaction Fees” have been changed.  The Surrender Charge for the male Representative Insured has been changed from “$29.75 per $1000 of specified amount” to “$30.76 per $1000 of specified amount.”  The Surrender Charge for the female Representative Insured has been changed from “$27.28 per $1000 of specified amount” to “$22.14 per $1000 of specified amount.”

3.     The Cost of Insurance charges shown for a Representative Insured (male and female) shown in the Cost of Insurance section of “Table II: Periodic Charges Other Than Fund Operating Expenses” have been changed.  The Cost of Insurance charge for the male Representative Insured has been changed from “$0.20 per month per $1000 of Net Amount at Risk” to “$0.23 per month per $1000 of Net Amount at Risk.”  The Cost of Insurance charge for the female Representative Insured has been changed from “$0.15 per month per $1000 of Net Amount at Risk” to “$0.16 per month per $1000 of Net Amount at Risk”

4.     The Maximum Charge Shown in the Administrative Fee section of “Table II: Periodic Charges Other Than Fund Operating Expenses” has been changed.  The charge has been reduced from “$1.83 per month per $1000 of Initial Specified

Amount or increase in specified amount” to “$1.25 per month per $1000 of Initial Specified Amount or increase in specified amount.”

5.     The charges shown in the Administrative Fee section of “Table II: Periodic Charges Other Than Fund Operating Expenses” for a Representative Insured (male and female) have been changed.   The charge for a male Representative Insured has been reduced from “$0.33 per month per $1000 of specified amount” to “$0.29 per month per $1000 of specified amount.”  The charge for a female Representative Insured has been increased from “$0.21 per month per $1000 of specified amount” to “$0.27 per month per $1000 of specified amount.”

The changes noted have resulted in changes in the numerical values in some of the representative calculations and tables included in the prospectus, dated May 1, 2009, and the Supplement to the prospectus, dated August 14, 2009.  The tables, calculations and the sentences in which these numerical changes occur are set out below.

B.  In the prospectus, under “Policy Charges and Fees”, the General section of “Surrender Charges” has been changed.  The schedule of maximum Surrender Charge Periods (i.e. the length of time during which Surrender Charges are applied) associated with the age of the insured on the Policy Date (or the date of an increase in specified amount) has been increased at each point by 5 years. Accordingly, the maximum age of the insured, on the Policy Date (or date of an increase in specified amount), to which the longest Surrender Charge Period of 15 years applies, has been increased from age 50 to age 55.  At each next age thereafter shown in the schedule, the Surrender Charge Period is reduced by one year until age 60.  If the insured is age 60 or older on the Policy Date, the period during which Surrender Charges will apply is 10 years.

Please refer to the May 1, 2009 prospectus for a discussion of all other provisions of your policy that are not discussed in this supplement.

This supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Glossary.

The prospectus dated May 1, 2009 and the Supplement dated August 14, 2009 are being amended as follows (in order of how these respective sections appear in the prospectus):

Changes to “Charges and Fees” (in the prospectus)

The following replaces the “Surrender Charge” section of Table I: Transaction Fees:

Charge	When Charge is Deducted	Amount Deducted
Surrender Charge*(1)	Upon full surrender of your policy (years 1-15). When you make certain specified amount reductions (decreases) (years 1-10).

Maximum Charge		$55.05 per $1,000 of specified amount.

Minimum Charge		$0.00 per $1,000 of specified amount.

Charge for a Representative Insured	For a male, age 45, standard non-tobacco, in year one the maximum Surrender Charge is $30.76 per $1,000 of specified amount.

For a female, age 45, standard non-tobacco, in year one the maximum Surrender Charge is $22.14 per $1,000 of specified amount.

The following replaces the “Charge for a Representative Insured” under the Cost of Insurance section of Table II: Periodic Charges Other Than Fund Operating Expenses:

Charge	When Charge is Deducted	Amount Deducted
Charge for a Representative Insured		For a male, age 45, standard non-tobacco, in year one the guaranteed maximum monthly cost of insurance rate is $0.23 per month per $1,000 of Net Amount of Risk.

For a female, age 45, standard non-tobacco, in year one the guaranteed maximum monthly cost of insurance rate is $0.16 per month per $1,000 of Net Amount at Risk.

The following replaces the “Administrative Fee” section of Table II: Periodic Charges Other Than Fund Operating Expenses:

Charge	When Charge is Deducted	Amount Deducted
Administrative Fee*	Monthly	A flat fee of $10 per month in all years.

In addition to the flat fee of $10 per month, for the first ten policy years from issue date or increase in specified amount, a monthly fee per dollar of Initial Specified Amount or increase in specified amount as follows:

Maximum Charge	$1.25 per month per $1,000 of Initial Specified Amount or increase in specified amount.

Minimum Charge	$0.01 per month per $1,000 of Initial Specified Amount or increase in specified amount.

Charge for a Representative Insured	For a male age 45, standard non-tobacco, the maximum additional monthly charge is $0.29 per month per $1,000 of specified amount.

For a female age 45, standard non-tobacco, the maximum additional monthly charge is $0.27 per month per $1,000 of specified amount.

Changes to Surrender Charges under “Policy Charges and Fees” (in the prospectus)

The following replaces the third sentence of the third paragraph of the “General” section under Surrender Charges:

The Surrender Charge will never exceed $55.05 per $1,000 of specified amount.

The following replaces the fifth paragraph of the “General” section under Surrender Charges:

The length of time during which Surrender Charges apply (“Surrender Charge Period”), whether the Surrender Charges relate to the Initial Specified Amount or any increase in specified amount, is determined by the age of the insured on the Policy Date or on the date of an increase in specified amount.  The length of the Surrender Charge Period with respect to a Reduction in Specified Amount does not vary by age and is always 10 years from the Policy Date for the Initial Specified Amount or from the effective date of each increase in specified amount.

For Full Surrenders –

If, on the Policy Date (or date of increase in specified amount), the insured is:	The Surrender Charge Period as it relates to the Initial Specified Amount or any increase in specified amount is

• Ages 0-55,	15 years
• Age 56,	14 years
• Age 57,	13 years
• Age 58,	12 years
• Age 59,	11 years
• Age 60 and above,	10 years

The Surrender Charge Period with respect to the Initial Specified Amount starts on the Policy Date.  The Surrender Charge Period with respect to any given increase in specified amount starts on the date of such increase.  A new Surrender Charge schedule will be applicable to each increase. Each increase and its Surrender Charge Period is tracked separately for purposes of determining the applicable Surrender Charge.

The following replaces the second paragraph of the “Full Surrenders” section:

For example, the Surrender Charge for a Full Surrender of a policy at the end of the tenth policy year for a male, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000 which has not been increased would be a) $17.71 multiplied by b) 1,000 ($1,000,000 divided by 1,000), or $17,710.

The following replaces the last sentence of the “Mortality and Expense Risk Charge” section:

The current charge is the effective annual rate of 0.15% in policy years 1-15 and 0.00% in policy years 16 and beyond.

The following replaces the second sentence of the second paragraph of the “Administrative Fee” section:

The charge will never exceed $1.25 per month per $1,000 of Initial Specified Amount or increase in specified amount.

Changes to the Riders under “Your Insurance Policy”(in the Supplement):

The following replaces the sample policy chart under sub-section headed “Enhanced Surrender Value Rider — Individual Basis”:

	Without ESV Rider		With ESV Rider
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value
1	49,494	0	49,494	49,494
2	102,671	44,636	101,735	101,735
3	159,805	104,275	157,864	157,864
4	221,192	168,212	218,170	218,170
5	287,146	236,791	282,964	282,964

The following replaces the sample policy under sub-section headed “Exec Enhanced Surrender Value Rider — Multi-Life Basis”:

Sample Policy

•  Insured: Male Standard Non-tobacco, age 55

•  Duration of policy’s surrender charge at issue: 15 years

•  Specified Amount: $2,500,000

•  Benefit Selection Option: Not Elected

•  Death Benefit Option: 1 (Level)

•  Planned annual Premium Payment: $60,000

•  No Indebtedness

•  Assumed Investment Return: 8.00% gross (7.24% net)*

•  For this case, the Enhanced Surrender Value Per Thousand Adjustment Rate is $4.39 per $1000 of Specified Amount for Option 2

	Without Exec ESV Rider		With Exec ESV Rider — Option 1		With Exec ESV Rider — Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
1	41,100	0	41,100	41,100	41,100	52,075
2	85,259	0	83,699	83,699	82,919	93,894
3	132,704	40,154	129,468	129,468	127,850	138,825
4	183,680	95,380	178,644	178,644	176,126	187,101
5	238,450	154,525	231,479	231,479	227,993	238,968
6	297,295	217,845	289,805	289,805	286,061	286,061
7	360,520	285,620	352,473	352,473	348,449	348,449
8	427,372	357,147	418,722	418,722	414,397	414,397
9	498,026	432,576	488,722	488,722	484,070	484,070
10	572,714	512,139	562,700	562,700	557,693	557,693
11	663,981	608,431	653,196	653,196	647,803	647,803
12	760,963	710,588	749,339	749,339	743,527	743,527
13	863,732	818,707	851,190	851,190	844,920	844,920
14	972,720	933,245	959,173	959,173	952,399	952,399
15	1,088,435	1,054,760	1,073,782	1,073,782	1,066,455	1,066,455

*The Assumed Investment Return shown is illustrative only.  Your investment return may be higher or lower than the rate used to create this table.  The table is intended to illustrate the effect(s) of the application of the Exec ESV Rider on policy values and is not intended to imply that a purchaser can expect to achieve the values shown.

The description below, based on the sample policy noted above and values at the end of the second Policy Year, reflects how the values have been derived (please note that there is no Indebtedness in this example):

Without Exec ESV Rider

(a)   The Accumulation Value: $85,259

(b)   Less the Surrender Charge: $96,725

(c)   The Surrender Value is then floored at $0

With Exec ESV Rider — Option 1

1)     The Accumulation Value: $83,699, which is net of the monthly $0.05 per $1000 of Initial Specified Amount charge for the Exec ESV Rider

2)     The Surrender Charge is waived: $0

3)     $83,699 less $0 equals the Surrender Value of $83,699

With Exec ESV Rider — Option 2

(a)   The Accumulation Value: $82,919, which is net of the monthly $0.075 per $1000 of Initial Specified Amount charge for the Exec ESV Rider

(b)   The Surrender Charge is waived: $0

(c)   The additional credit for a portion of the Administrative Fees is:

(A)  The Enhanced Surrender Value Per Thousand Adjustment Rate for this insured: $4.39 multiplied by

(B)   $2,500 ($2,500,000 of Specified Amount divided by 1,000) which equals $10,975

(d) $82,919 less $0 plus $10,975 equals the Surrender Value of $93,894

(Please note that the additional credit for a portion of the Administrative Fees, as shown in (c), above, is not available to be applied with respect to calculations of the Enhanced Surrender Value payable after the fifth Policy Year.)

Changes to the Benefit Selection Option under “Your Insurance Policy” (in the prospectus):

The following replaces the example shown with respect to a Male, 55 Years Old, Standard Non-tobacco:

Male, 55 Year Old, Standard Non-tobacco

Benefit Selection Option	Monthly Administrative Expense Fee	Continuation of Coverage Specified Amount	Result
Election: None	$0.39167 per thousand of Specified Amount (higher)	100% of Specified Amount (higher)	This option offers the full specified amount during Continuation of Coverage. The price of the protection is reflected in the higher Monthly Administrative Expense Fee.
Election: 50%	$0.23751 per thousand of Specified Amount (lower)	50% of Specified Amount (lower)

This option offers less than the full specified amount during Continuation of Coverage. The Monthly Administrative Expense Fee is reduced in exchange. Therefore, this option allows somewhat more money to be invested in the Sub-Accounts or allocated to the Fixed Account while providing a part of the specified amount during Continuation of Coverage.

Election: 100%	$0.08333 per thousand of Specified Amount (lowest)	0% of Specified Amount (lowest)

This option offers no Continuation of Coverage specified amount*. The Monthly Administrative Expense fee is reduced in exchange. Therefore, this option allows more money to be invested in the Sub-Accounts or allocated to the Fixed Account.

The following replaces the two charts which show the hypothetical Accumulation Value, Continuation of Coverage Specified Amount and Illustrated Death Benefit Proceeds:

•  Insured: Male Preferred Non-tobacco, age 60

•  Specified Amount: $1,000,000

•  Annual Premium Payment: $36,000 for 40 years is paid at or before the beginning of each of the first 40 policy years

•  No Indebtedness on the policy

•  Death Benefit Option: 1 (level)

•  Death Benefit Qualification Test: Cash Value Accumulation Test

•  Assumed Investment Return: 8.00% gross (7.24% net)

•  Assumed Fixed Account Interest Rate: 5.05%

Benefit Selection Option %		0% (Not Elected)			50%			100%
End of Year	Age	Accumulation Value	Continuation of Coverage Specified Amount	Illustrated Death Benefit Proceeds	Accumulation Value	Continuation of Coverage Specified Amount	Illustrated Death Benefit Proceeds	Accumulation Value	Continuation of Coverage Specified Amount	Illustrated Death Benefit Proceeds
40	100	5,408,109	1,000,000	5,462,190	5,709,671	500,000	5,766,768	6,007,037	0	6,067,108
41	101	5,692,580	1,000,000	5,749,506	6,010,005	500,000	6,070,105	6,323,013	0	6,386,244
42	102	5,992,016	1,000,000	6,051,936	6,326,138	500,000	6,389,399	6,655,610	0	6,722,166
43	103	6,307,202	1,000,000	6,370,274	6,658,899	500,000	6,725,488	7,005,702	0	7,075,759

The following example uses the same policy and assumptions as the example above except that the Assumed Investment Return is 0.00% gross (-0.76% net):

Benefit Selection Option %		0% (Not Elected)			50%			100%
End of Year	Age	Accumulation Value	Continuation of Coverage Specified Amount	Illustrated Death Benefit Proceeds	Accumulation Value	Continuation of Coverage Specified Amount	Illustrated Death Benefit Proceeds	Accumulation Value	Continuation of Coverage Specified Amount	Illustrated Death Benefit Proceeds
40	100	28,002	1,000,000	1,000,000	234,712	500,000	500,000	441,430	0	445,844
41	101	29,475	1,000,000	1,000,000	247,058	500,000	500,000	464,650	0	469,296
42	102	31,025	1,000,000	1,000,000	260,053	500,000	500,000	489,091	0	493,982
43	103	32,657	1,000,000	1,000,000	273,732	500,000	500,000	514,817	0	519,966

Changes to Persistency Bonus under “Premiums” (in the prospectus)

The following replaces the first sentence under Persistency Bonus:

On each Monthly Anniversary Day beginning with the first Monthly Anniversary Day in policy year 16, we will credit a “Persistency Bonus” to Net Accumulation Values in each Sub-Account and the Fixed Account at an annual rate guaranteed to be not less than 0.20% of the values in each Sub-Account and the Fixed Account on the Monthly Anniversary Day.

Changes to No-Lapse Provision under “Lapse and Reinstatement” (in the prospectus)

The following replaces the “Required annual premium amount” of the hypothetical example under the No-Lapse Provision:

	No-Lapse Provision with 10- year no-lapse period	No-Lapse Provision with 20- year no-lapse period
Required annual premium amount	$8,850	$9,920

Changes to “Appendix A” (in the prospectus)

The following replaces, in full, Appendix A:

EXAMPLE OF SURRENDER CHARGE CALCULATIONS:

The following hypothetical examples demonstrate the impact of Surrender Charges under different scenarios shown below for a male, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000, no Indebtedness, assumed investment return of 8.00% (7.24% net) and a planned annual Premium Payment of $15,000:

1)     Fully surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge	Surrender Value
1	10,303	29,620	0
10	143,001	17,710	125,291
16	308,647	0	308,647

In the table above, the Surrender Charge at the end of year 1 would be:

a)     $29.62 multiplied by

b)    1,000 ($1,000,000 divided by 1,000), or $29,620.

2)     Decrease the Initial Specified Amount by $250,000 from $1,000,000 to $750,000 at the end of the representative policy years shown:

End of Year	Surrender Charge
1	7,405
5	6,175
11	0

In the table above, the Surrender Charge at the end of year 1 would be:

a)     29.62 multiplied by

b)    250 ($250,000 divided by 1,000), or $7,405.

3)     Increase the Specified Amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 7, at attained age 52, standard non-tobacco, and then Fully Surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge	Surrender Value
9	113,998	19,190	16,155	35,345	78,653
12	168,482	14,630	13,870	28,500	139,982
16	262,238	0	10,535	10,535	251,703
22	463,988	0	0	0	463,988

In the table above, the surrender charge at the end of year 9 would be:

a)

(i)   19.19 multiplied by

(ii)  1,000 ($1,000,000 divided by 1,000), plus

b)

(i)   32.31 multiplied by

(ii)  500 ($500,000 divided by 1,000), or $35,345.

•      At the end of year 9 and 12, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.

•      At the end of year 16, the Surrender Charge for the Initial Specified Amount would have expired.

•      At the end of year 22, the Surrender Charge for both the Initial and additional specified amount would have expired.

4)     Increase the Initial Specified Amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 7, at attained age 52, standard non-tobacco, then decrease the specified amount by $900,000 from $1,500,000 to $600,000 at the end of the representative policy year shown:

End of Year	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge
9	7,676	16,155	23,831
12	0	13,870	13,870
22	0	0	0

In the table above, the surrender charge at the end of year 9 would be:

a)

(i)   19.19 multiplied by

(ii)  400 ($400,000 divided by 1,000), plus

b)

(i)   32.31 multiplied by

(ii)  500 ($500,000 divided by 1,000), or $23,831.

•      At the end of year 9, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.

•      At the end of year 12, the Surrender Charge for the Initial Specified Amount would have expired after year 10.

•      At the end of year 22, the Surrender Charge for both the Initial and additional specified amount would have expired after year 17.


                           PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance

    Company and related documents authorizing establishment of the Account.(2)

(2) N/A

(3) (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Advisors Corp.(5), and Amendments.(3)

(4) (a) Policy LN698. (14)

     (b) Accelerated Benefits Rider - Policy Form ABR 5654(12) and ABR

5650.(12)

     (c) Change of Insured Rider - Policy Form LR496.(7)

     (d) Enhanced Surrender Value Rider - Policy Form LR541(12).

     (e) Exec Enhanced Surrender Value Rider - Policy Form LR547.(6)

     (f) Estate Tax Repeal Rider - Policy Form LR511.(8)

     (g) Overloan Protection Rider - Policy Form LR540.(10)

     (h) Waiver of Monthly Deduction Benefit Rider - Policy Form LR436 and

    LR437.(2)

(5) Application - Form LFF06399.(12)

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance

Company.(1)

     (b) Bylaws of The Lincoln National Life Insurance Company.(11)

(7) Form of Reinsurance Contracts.(9)

(8) Fund Participation Agreements, and amendments thereto, between The Lincoln

National Life Insurance Company and:

     (a) AllianceBernstein Variable Products Series Fund, Inc.(15)

     (b) American Century Investments Variable Portfolios, Inc.(15)

     (c) American Funds Insurance Series(15)

     (d) BlackRock Variable Insurance Trust (16)

     (e) Delaware VIP Trust(9)

     (f) DWS Variable Series II (Filed herewith)

     (g) Fidelity Variable Insurance Products(9)

     (h) Franklin Templeton Variable Insurance Products Trust(15)

     (i) Lincoln Variable Insurance Products Trust(15)

     (j) MFS Variable Insurance Trust(9)

     (k) PIMCO Variable Insurance Trust(9)

(9) Accounting and Financial Administration Services Agreement dated October 1,

    2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company

    and Lincoln Life & Annuity Company of New York.(4)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esq.

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting

Firm.

(15) Not applicable.

(16) Not applicable.

(17) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii).(15)

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____________________

     (1) Incorporated by reference to Registration Statement on Form N-4 (File

      No. 33-27783) filed on December 5, 1996.

   (2) Incorporated by reference to Registrant's Registration Statement on

      Form S-6 (File No. 333-42479) filed on December 17, 1997.

   (3) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No.

        033-25990) filed on April 22, 1999.

  (b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File

     No. 033-25990) filed on April 13, 2000.

  (c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File

     No. 033-25990) filed on April 13, 2000.

     (4) Incorporated by reference to Registration Statement on Form N-4 (File

      333-147673) filed on November 28, 2007.

   (5) Incorporated by reference to Post-Effective Amendment No. 24 on Form

      N-4 (File No. 333-61554) filed on December 18, 2007.

   (6) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6

      (File No. 333-146507) filed on December 12, 2008.

     (7) Incorporated by reference to Post-Effective Amendment No. 3 on Form

      S-6 (File No. 333-82663) filed on April 12, 2001.

   (8) Incorporated by reference to Post-Effective Amendment No. 2 to

     Registration Statement on Form S-6 (File No. 333-54338) filed on

      September 14, 2001.

   (9) Incorporated by reference to Post-Effective Amendment No. 1 to

      Registration Statement on Form N-6 (File No. 333-139960) filed on April

      1, 2008.

     (10) Incorporated by reference to Post-Effective Amendment No. 2 on Form

      N-6 (File No. 333-118478) filed on April 6, 2006.

     (11) Incorporated by reference to Post-Effective Amendment No. 3 on Form

     N-6 (File No. 333-118478) filed on April 5, 2007.

     (12) Incorporated by reference to Pre-Effective Amendment No. 1 on Form

     N-6 (File No. 333-139960) filed on July 31, 2007.

     (13) Incorporated by reference to Post-Effective Amendment No. 29 on Form

     N-4 (File No. 333-61554) filed on March 16, 2009.

     (14) Incorporated by reference to Pre-Effective Amendment No. 1 on Form

     N-6 (File No. 333-146507) filed on August 29, 2008.

     (15) Incorporated by reference to Post-Effective Amendment No. 2 on Form

     N-6 (File No. 333-139960) filed on April 1, 2009.

     (16) Incorporated by reference to Post-Effective Amendment No. 22 on Form

     N-4 (File No. 333-68842) filed on June 22, 2009.

Item 27. Directors and Officers of the Depositor




Name                          Positions and Offices with Depositor

---------------------------   ---------------------------------------------------------------


Dennis R. Glass**             President and Director

Michael J. Burns*****         Senior Vice President

Frederick J. Crawford**       Executive Vice President, Chief Financial Officer and Director

Lawrence A. Samplatsky***     Vice President and Chief Compliance Officer

Mark E. Konen*****            Senior Vice President and Director

See Yeng Quek****             Senior Vice President, Chief Investment Officer and Director

Keith J. Ryan*                Vice President and Director

Dennis L. Schoff**            Senior Vice President and General Counsel

Michael S. Smith*             Senior Vice President and Chief Risk Officer

Rise C. M. Taylor*            Vice President and Treasurer

C. Suzanne Womack**           Secretary and Second Vice President



         * Principal business address is 1300 South Clinton Street, Fort Wayne,

Indiana 46802-3506

     ** Principal business address is 150 North Radnor Chester Road, Radnor, PA

19087

        *** Principal business address is 350 Church Street, Hartford, CT 06103

                                      B-2


**** Principal business address is 2005 Market Street, 39th Floor,

Philadelphia, PA 19103-3682

*****Principal business address is 100 North Greene Street, Greensboro, NC

27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company

Holding Company System (13)

Item 29. Indemnification

     (a) Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of The Lincoln National Life

     Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life.

     Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors,

     officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No.

     6(b) hereto) for the full text of the indemnification provisions.

     Indemnification is permitted by, and is subject to the requirements of,

     Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities

      Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities

     Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item

     28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,

     unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

     (a) Lincoln Financial Distributors, Inc. is the principal underwriter for

     Lincoln National Variable Annuity Fund A (Group); Lincoln National

   Variable

     Annuity Fund A (Individual); Lincoln National Variable Annuity Account C;

     Lincoln Life Flexible Premium Variable Life Account D; Lincoln National

     Flexible

     Premium Variable Life Account F; Lincoln National Flexible Premium

     Variable Life

     Account G; Lincoln Life Flexible Premium Variable Life Account JF-A;

     Lincoln

     Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable

     Annuity

     Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life

     Variable

     Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account

     K;

     Lincoln National Variable Annuity Account L; Lincoln Life Variable Annuity

     Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible

     Premium Variable Life Account R; Lincoln Life Flexible Premium Variable

     Life

     Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable

     Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y;

     and

     Lincoln National Variable Annuity Account 53.

                                      B-3


     (b) Following are the Officers and Directors of Lincoln Financial

Distributors, Inc.:




Name                       Positions and Offices with Underwriter

------------------------   ------------------------------------------------


Wilford H. Fuller*         President, Chief Executive Officer and Director

David M. Kittredge*        Senior Vice President

Randal J. Freitag*         Vice President and Treasurer

Patrick J. Caulfield**     Vice President and Chief Compliance Officer

James Ryan*                Vice President and Director

Keith J. Ryan***           Vice President, Chief Financial Officer

Linda Woodward***          Secretary

Joel Schwartz*             Vice President and Director



   * Principal Business address is 150 North Radnor Chester Road, Philadelphia,

   PA 19103

  ** Principal Business address is 130 North Radnor Chester Road, Philadelphia,

PA 19102

  *** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to

be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300

S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord,

New Hampshire 03301. The accounting records are maintained by Bank of New

York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh,

Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies,

in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                                      B-4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-146507; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 17th day of August, 2009.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account M
(Registrant)

By	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

By	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the  Registration Statement on Form N-6 (File No. 333-146507; 811-08557; CIK: 0001048607) has been signed below on August 17, 2009, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature		Title

/s/ Dennis R. Glass	*	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio	*	Executive Vice President; Chrief Administrative Officer
Charles C. Cornelio

/s/ Frederick J. Crawford	*	Executive Vice President; Chief Financial Officer and Director
Frederick J. Crawford

/s/ Mark E. Konen	*	Senior Vice President and Director
Mark E. Konen

/s/ See Yeng Quek	*	Senior Vice President, Chief Investment Officer and Director
See Yeng Quek

/s/ Keith J. Ryan	*	Vice President and Director
Keith J. Ryan

* By	/s/ John L. Reizian
John L. Reizian
Attorney-in-Fact, pursuant to a Power-of-Attorney filed with this Registration Statement